Segment Information (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Entitys Operating Segments Text Block Abstract
Number of operating segments	3	1	2
Number of geographical segment	1	1
Percentage of total revenue from medicinal cannabis	100.00%	100.00%	100.00%